Portfolio of Investments
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Loral Space & Communications, Inc.	101	1,759
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		1,820
Total Communication Services		1,820
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	831	100,393
Total Consumer Discretionary		100,393
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	2,947
Total Industrials		2,947
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		105,160

Corporate Bonds & Notes 94.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.9%
Moog, Inc.(d)
12/15/2027	4.250%	1,574,000	1,613,727
TransDigm, Inc.(d)
12/15/2025	8.000%	3,341,000	3,617,572
03/15/2026	6.250%	18,154,000	18,931,215
TransDigm, Inc.
06/15/2026	6.375%	5,896,000	5,875,418
Total			30,037,932
Airlines 1.3%
Delta Air Lines, Inc.(d)
05/01/2025	7.000%	2,705,000	2,951,625
Delta Air Lines, Inc.
01/15/2026	7.375%	698,000	718,411
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines, Inc./SkyMiles IP Ltd.(d)
10/20/2025	4.500%	2,567,000	2,604,897
10/20/2028	4.750%	5,980,000	6,116,465
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	7,966,538	8,308,226
Total			20,699,624
Automotive 2.8%
Clarios Global LP(d)
05/15/2025	6.750%	1,377,000	1,456,456
Ford Motor Co.
04/21/2023	8.500%	1,206,000	1,330,956
04/22/2025	9.000%	2,667,000	3,142,029
04/22/2030	9.625%	362,000	483,887
Ford Motor Credit Co. LLC
11/02/2020	2.343%	2,115,000	2,114,914
03/18/2021	3.336%	7,299,000	7,292,770
10/12/2021	3.813%	2,629,000	2,641,689
03/18/2024	5.584%	5,322,000	5,590,068
11/01/2024	4.063%	1,439,000	1,446,918
06/16/2025	5.125%	2,268,000	2,363,837
08/17/2027	4.125%	4,167,000	4,105,756
IAA Spinco, Inc.(d)
06/15/2027	5.500%	3,571,000	3,748,151
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,566,097
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	3,322,000	3,369,876
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	1,486,000	1,546,803
05/15/2027	8.500%	1,881,000	1,963,277
Total			44,163,484
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(d)
03/01/2028	6.250%	865,000	847,745
NFP Corp.(d)
05/15/2025	7.000%	1,011,000	1,074,274
Total			1,922,019
Building Materials 1.4%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	11,517,000	11,711,143
Beacon Roofing Supply, Inc.(d)
11/01/2025	4.875%	2,498,000	2,451,098
11/15/2026	4.500%	4,181,000	4,292,014
Columbia Income Opportunities Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Core & Main LP(d)
08/15/2025	6.125%	729,000	745,707
James Hardie International Finance DAC(d)
01/15/2025	4.750%	1,430,000	1,465,750
01/15/2028	5.000%	750,000	802,396
Summit Materials LLC/Finance Corp.(d)
01/15/2029	5.250%	489,000	503,687
Total			21,971,795
Cable and Satellite 7.6%
Cable One, Inc.(d),(f)
11/15/2030	4.000%	1,520,000	1,542,910
CCO Holdings LLC/Capital Corp.(d)
02/15/2026	5.750%	8,985,000	9,313,475
05/01/2027	5.875%	3,109,000	3,243,954
06/01/2029	5.375%	6,905,000	7,447,009
03/01/2030	4.750%	10,854,000	11,410,668
02/01/2031	4.250%	1,737,000	1,782,510
CSC Holdings LLC(d)
02/01/2028	5.375%	6,130,000	6,509,536
02/01/2029	6.500%	9,723,000	10,789,273
01/15/2030	5.750%	1,247,000	1,332,405
12/01/2030	4.125%	1,471,000	1,494,046
12/01/2030	4.625%	1,566,000	1,564,360
02/15/2031	3.375%	3,798,000	3,653,348
DISH DBS Corp.
11/15/2024	5.875%	5,415,000	5,449,737
07/01/2026	7.750%	13,892,000	14,732,469
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	2,593,000	2,606,693
Sirius XM Radio, Inc.(d)
07/15/2024	4.625%	1,395,000	1,438,563
07/15/2026	5.375%	2,888,000	3,008,685
07/01/2030	4.125%	5,354,000	5,504,274
Virgin Media Finance PLC(d)
07/15/2030	5.000%	3,884,000	3,864,599
Virgin Media Secured Finance PLC(d)
08/15/2026	5.500%	1,764,000	1,835,196
05/15/2029	5.500%	3,646,000	3,897,277
Ziggo BV(d)
01/15/2027	5.500%	13,660,000	14,173,437
01/15/2030	4.875%	2,941,000	3,051,481
Total			119,645,905
Chemicals 2.6%
Axalta Coating Systems LLC(d)
08/15/2024	4.875%	4,749,000	4,849,315
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	3,121,000	3,273,191
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CF Industries, Inc.
03/15/2034	5.150%	2,094,000	2,456,470
Element Solutions, Inc.(d)
09/01/2028	3.875%	4,658,000	4,598,432
HB Fuller Co.
10/15/2028	4.250%	1,449,000	1,473,979
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	458,000	489,855
INEOS Group Holdings SA(d)
08/01/2024	5.625%	1,789,000	1,814,364
Ingevity Corp.(d)
11/01/2028	3.875%	3,919,000	3,980,495
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,450,000	1,551,496
Minerals Technologies, Inc.(d)
07/01/2028	5.000%	2,117,000	2,181,674
PQ Corp.(d)
12/15/2025	5.750%	3,530,000	3,642,060
SPCM SA(d)
09/15/2025	4.875%	2,650,000	2,734,190
Starfruit Finco BV/US Holdco LLC(d)
10/01/2026	8.000%	4,168,000	4,397,382
WR Grace & Co.(d)
06/15/2027	4.875%	3,162,000	3,295,240
Total			40,738,143
Construction Machinery 0.8%
H&E Equipment Services, Inc.
09/01/2025	5.625%	2,988,000	3,097,171
Herc Holdings, Inc.(d)
07/15/2027	5.500%	2,749,000	2,826,500
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	4,717,000	4,845,671
United Rentals North America, Inc.
09/15/2026	5.875%	2,077,000	2,185,937
Total			12,955,279
Consumer Cyclical Services 2.5%
APX Group, Inc.
12/01/2022	7.875%	11,678,000	11,662,499
11/01/2024	8.500%	8,891,000	9,388,751
ASGN, Inc.(d)
05/15/2028	4.625%	2,665,000	2,741,339
Expedia Group, Inc.(d)
05/01/2025	6.250%	545,000	599,278
05/01/2025	7.000%	275,000	294,025
08/01/2027	4.625%	2,819,000	2,948,948

2	Columbia Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontdoor, Inc.(d)
08/15/2026	6.750%	1,135,000	1,211,869
Match Group, Inc.(d)
12/15/2027	5.000%	170,000	177,019
06/01/2028	4.625%	2,194,000	2,269,248
Staples, Inc.(d)
04/15/2026	7.500%	2,264,000	2,114,177
04/15/2027	10.750%	634,000	504,653
Uber Technologies, Inc.(d)
05/15/2025	7.500%	3,560,000	3,741,278
01/15/2028	6.250%	2,025,000	2,057,309
Total			39,710,393
Consumer Products 2.0%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	2,201,000	2,339,583
Energizer Holdings, Inc.(d)
01/15/2027	7.750%	2,405,000	2,604,550
03/31/2029	4.375%	1,806,000	1,824,675
Mattel, Inc.(d)
12/15/2027	5.875%	2,422,000	2,630,873
Mattel, Inc.
11/01/2041	5.450%	2,289,000	2,308,166
Newell Brands, Inc.
06/01/2025	4.875%	1,194,000	1,289,375
Prestige Brands, Inc.(d)
03/01/2024	6.375%	5,422,000	5,544,662
01/15/2028	5.125%	3,353,000	3,486,881
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	3,653,000	3,887,319
Spectrum Brands, Inc.
07/15/2025	5.750%	1,818,000	1,871,774
Valvoline, Inc.
08/15/2025	4.375%	1,062,000	1,092,383
Valvoline, Inc.(d)
02/15/2030	4.250%	2,505,000	2,557,318
Total			31,437,559
Diversified Manufacturing 1.4%
BWX Technologies, Inc.(d)
06/30/2028	4.125%	2,666,000	2,721,648
CFX Escrow Corp.(d)
02/15/2024	6.000%	1,031,000	1,073,025
02/15/2026	6.375%	912,000	970,287
MTS Systems Corp.(d)
08/15/2027	5.750%	644,000	652,511
Resideo Funding, Inc.(d)
11/01/2026	6.125%	5,154,000	4,997,305
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,249,000	1,285,315
WESCO Distribution, Inc.
06/15/2024	5.375%	3,540,000	3,620,808
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	3,603,000	3,887,492
06/15/2028	7.250%	2,783,000	3,045,032
Total			22,253,423
Electric 4.7%
AES Corp. (The)
05/15/2026	6.000%	1,976,000	2,069,920
09/01/2027	5.125%	4,441,000	4,770,889
Calpine Corp.(d)
06/01/2026	5.250%	3,466,000	3,561,471
02/15/2028	4.500%	2,664,000	2,709,334
02/01/2029	4.625%	1,592,000	1,607,295
02/01/2031	5.000%	1,985,000	2,026,373
Clearway Energy Operating LLC
10/15/2025	5.750%	3,751,000	3,929,172
09/15/2026	5.000%	5,656,000	5,862,286
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	4,474,000	4,701,878
NextEra Energy Operating Partners LP(d)
07/15/2024	4.250%	3,422,000	3,558,809
10/15/2026	3.875%	5,194,000	5,384,163
09/15/2027	4.500%	8,160,000	8,940,065
NRG Energy, Inc.
01/15/2027	6.625%	374,000	393,469
NRG Energy, Inc.(d)
06/15/2029	5.250%	4,288,000	4,654,912
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	1,261,000	1,311,484
PG&E Corp.
07/01/2028	5.000%	2,570,000	2,573,513
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,428,000	2,667,018
01/15/2030	4.750%	2,207,000	2,370,767
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	2,500,000	2,600,449
02/15/2027	5.625%	2,321,000	2,425,445
07/31/2027	5.000%	5,158,000	5,382,301
Total			73,501,013
Environmental 1.0%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	6,045,000	6,183,387
08/01/2025	3.750%	3,103,000	3,117,247
12/15/2026	5.125%	2,564,000	2,690,576

Columbia Income Opportunities Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	3,044,000	3,075,337
Total			15,066,547
Finance Companies 2.3%
Global Aircraft Leasing Co., Ltd.(d),(e)
09/15/2024	6.500%	2,547,102	1,705,785
Navient Corp.
01/25/2022	7.250%	7,645,000	7,886,993
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	5,855,000	5,746,872
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	3,389,000	3,327,458
03/01/2031	3.875%	5,639,000	5,558,520
SLM Corp.
10/29/2025	4.200%	1,933,000	1,961,055
Springleaf Finance Corp.
03/15/2023	5.625%	5,686,000	5,918,381
03/15/2024	6.125%	3,449,000	3,626,433
Total			35,731,497
Food and Beverage 4.2%
Aramark Services, Inc.(d)
05/01/2025	6.375%	1,156,000	1,213,212
Chobani LLC/Finance Corp., Inc.(d)
11/15/2028	4.625%	1,224,000	1,224,706
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	8,396,000	8,072,225
Kraft Heinz Foods Co. (The)(d)
05/15/2027	3.875%	4,575,000	4,837,924
10/01/2049	4.875%	2,463,000	2,602,830
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%	2,643,000	2,906,743
07/15/2045	5.200%	4,360,000	4,825,090
06/01/2046	4.375%	4,273,000	4,390,166
Lamb Weston Holdings, Inc.(d)
11/01/2024	4.625%	2,632,000	2,725,281
11/01/2026	4.875%	6,945,000	7,206,127
Performance Food Group, Inc.(d)
05/01/2025	6.875%	824,000	872,314
10/15/2027	5.500%	3,787,000	3,881,675
Pilgrim’s Pride Corp.(d)
03/15/2025	5.750%	2,975,000	3,045,191
09/30/2027	5.875%	2,936,000	3,103,018
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(d)
08/15/2026	5.000%	3,312,000	3,423,149
03/01/2027	5.750%	3,485,000	3,651,163
01/15/2028	5.625%	1,446,000	1,523,315
04/15/2030	4.625%	5,694,000	5,850,851
Total			65,354,980
Gaming 4.1%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	1,140,000	1,247,022
Boyd Gaming Corp.
08/15/2026	6.000%	1,701,000	1,746,092
12/01/2027	4.750%	2,419,000	2,350,941
Caesars Resort Collection LLC/CRC Finco, Inc.(d)
10/15/2025	5.250%	2,049,000	1,945,865
CCM Merger, Inc.(d),(f)
05/01/2026	6.375%	1,788,000	1,829,071
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	1,158,000	1,187,801
07/01/2025	6.250%	7,031,000	7,232,258
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	7,904,000	8,469,395
International Game Technology PLC(d)
02/15/2022	6.250%	2,298,000	2,354,010
02/15/2025	6.500%	4,558,000	4,860,784
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,076,000	2,184,071
09/01/2026	4.500%	1,700,000	1,739,046
02/01/2027	5.750%	2,311,000	2,493,665
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
06/15/2025	4.625%	1,951,000	1,986,532
Scientific Games International, Inc.(d)
10/15/2025	5.000%	6,395,000	6,414,481
05/15/2028	7.000%	1,851,000	1,839,202
11/15/2029	7.250%	4,629,000	4,589,202
Stars Group Holdings BV/Co-Borrower LLC(d)
07/15/2026	7.000%	1,705,000	1,803,733
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	2,002,000	2,034,443
02/15/2027	3.750%	1,486,000	1,490,440
12/01/2029	4.625%	1,603,000	1,665,904
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	2,916,000	2,791,124
Wynn Resorts Finance LLC/Capital Corp.(d)
04/15/2025	7.750%	775,000	815,592
Total			65,070,674

4	Columbia Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 5.3%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	1,476,000	1,485,778
03/01/2024	6.500%	454,000	466,547
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	670,000	700,170
04/15/2029	5.000%	912,000	941,714
Avantor Funding, Inc.(d)
07/15/2028	4.625%	3,751,000	3,883,577
Avantor, Inc.(d)
10/01/2024	6.000%	1,345,000	1,405,626
Change Healthcare Holdings LLC/Finance, Inc.(d)
03/01/2025	5.750%	6,710,000	6,707,132
Charles River Laboratories International, Inc.(d)
04/01/2026	5.500%	1,382,000	1,444,370
05/01/2028	4.250%	884,000	925,206
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	2,751,000	2,726,521
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	2,839,000	2,785,351
Encompass Health Corp.
02/01/2028	4.500%	2,314,000	2,370,400
02/01/2030	4.750%	1,214,000	1,263,697
04/01/2031	4.625%	548,000	563,938
HCA, Inc.
09/01/2028	5.625%	6,274,000	7,297,154
09/01/2030	3.500%	7,614,000	7,775,431
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	781,781
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,559,657
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,728,059
Teleflex, Inc.
06/01/2026	4.875%	1,661,000	1,731,981
11/15/2027	4.625%	2,825,000	2,982,900
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,141,346
Tenet Healthcare Corp.(d)
04/01/2025	7.500%	3,563,000	3,838,469
01/01/2026	4.875%	4,325,000	4,385,991
11/01/2027	5.125%	10,728,000	11,046,088
06/15/2028	4.625%	1,062,000	1,081,571
10/01/2028	6.125%	6,985,000	6,774,173
Total			83,794,628
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.9%
Centene Corp.
12/15/2029	4.625%	4,174,000	4,544,375
02/15/2030	3.375%	3,703,000	3,838,586
10/15/2030	3.000%	5,642,000	5,856,158
Total			14,239,119
Home Construction 1.8%
Lennar Corp.
11/15/2024	5.875%	2,630,000	2,964,937
06/01/2026	5.250%	4,607,000	5,231,059
Meritage Homes Corp.
04/01/2022	7.000%	5,498,000	5,851,203
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	3,891,000	3,953,055
Taylor Morrison Communities, Inc.(d)
01/15/2028	5.750%	1,835,000	2,030,991
08/01/2030	5.125%	1,222,000	1,325,866
Taylor Morrison Communities, Inc./Holdings II(d)
04/15/2023	5.875%	376,000	397,305
03/01/2024	5.625%	3,500,000	3,713,013
TRI Pointe Group, Inc.
06/15/2028	5.700%	743,000	823,140
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	1,211,000	1,312,490
Total			27,603,059
Independent Energy 6.5%
Apache Corp.
11/15/2025	4.625%	1,871,000	1,771,565
11/15/2027	4.875%	2,500,000	2,342,909
01/15/2030	4.250%	1,717,000	1,518,162
02/01/2042	5.250%	840,000	758,472
04/15/2043	4.750%	396,000	352,241
01/15/2044	4.250%	600,000	508,609
Callon Petroleum Co.
07/01/2026	6.375%	7,215,000	1,722,693
CNX Resources Corp.(d)
03/14/2027	7.250%	3,807,000	4,016,552
Comstock Resources, Inc.
08/15/2026	9.750%	798,000	841,035
08/15/2026	9.750%	699,000	736,610
Continental Resources, Inc.
01/15/2028	4.375%	882,000	793,905
CrownRock LP/Finance, Inc.(d)
10/15/2025	5.625%	6,330,000	6,217,832
Encana Corp.
08/15/2034	6.500%	149,000	139,448

Columbia Income Opportunities Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(d)
07/15/2025	6.625%	1,176,000	1,224,766
01/30/2028	5.750%	5,743,000	5,972,720
EQT Corp.
10/01/2027	3.900%	4,240,000	4,071,058
EQT Corp.(f)
01/15/2029	5.000%	1,844,000	1,844,000
EQT Corp.(g)
02/01/2030	8.750%	2,753,000	3,419,770
Hilcorp Energy I LP/Finance Co.(d)
10/01/2025	5.750%	2,927,000	2,698,094
11/01/2028	6.250%	2,371,000	2,176,357
Matador Resources Co.
09/15/2026	5.875%	6,936,000	5,588,275
Newfield Exploration Co.
07/01/2024	5.625%	262,000	253,475
01/01/2026	5.375%	2,227,000	2,093,380
Occidental Petroleum Corp.
08/15/2022	2.700%	834,000	770,383
08/15/2024	2.900%	15,904,000	13,236,039
04/15/2026	3.400%	5,516,000	4,311,259
08/15/2026	3.200%	1,317,000	1,016,965
08/15/2029	3.500%	2,904,000	2,095,624
09/01/2030	6.625%	6,015,000	5,263,473
04/15/2046	4.400%	8,477,000	5,691,100
08/15/2049	4.400%	1,098,000	734,226
Ovintiv, Inc.
11/01/2031	7.200%	350,000	348,112
Parsley Energy LLC/Finance Corp.(d)
10/15/2027	5.625%	4,077,000	4,335,020
02/15/2028	4.125%	2,298,000	2,394,737
QEP Resources, Inc.
03/01/2026	5.625%	2,487,000	1,576,574
SM Energy Co.
09/15/2026	6.750%	5,437,000	2,070,416
01/15/2027	6.625%	2,689,000	1,024,607
WPX Energy, Inc.
01/15/2030	4.500%	6,242,000	5,991,958
Total			101,922,421
Integrated Energy 0.3%
Cenovus Energy, Inc.
07/15/2025	5.375%	1,576,000	1,662,565
04/15/2027	4.250%	2,014,000	2,043,842
11/15/2039	6.750%	1,529,000	1,699,733
Total			5,406,140
Leisure 1.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	1,732,000	1,664,863
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(d)
05/01/2025	5.500%	3,005,000	3,042,307
10/01/2028	6.500%	1,318,000	1,283,850
Cinemark USA, Inc.
06/01/2023	4.875%	2,806,000	2,349,248
Cinemark USA, Inc.(d)
05/01/2025	8.750%	3,280,000	3,385,820
Live Nation Entertainment, Inc.(d)
05/15/2027	6.500%	1,405,000	1,513,029
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	1,792,000	1,601,559
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	3,230,000	3,363,331
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	2,176,000	2,021,861
Six Flags Theme Parks, Inc.(d)
07/01/2025	7.000%	1,495,000	1,583,003
Viking Cruises Ltd.(d)
05/15/2025	13.000%	800,000	903,116
VOC Escrow Ltd.(d)
02/15/2028	5.000%	660,000	572,254
Total			23,284,241
Lodging 0.6%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	3,585,000	3,724,545
05/01/2028	5.750%	1,658,000	1,739,013
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	1,518,000	1,544,565
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	309,000	296,775
Wyndham Hotels & Resorts, Inc.(d)
08/15/2028	4.375%	2,800,000	2,783,037
Total			10,087,935
Media and Entertainment 3.5%
Clear Channel International BV(d)
08/01/2025	6.625%	3,040,000	3,098,049
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	4,551,000	4,456,149
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	2,196,000	1,284,933
iHeartCommunications, Inc.
05/01/2026	6.375%	1,716,030	1,787,504
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	3,616,000	3,570,706
01/15/2028	4.750%	4,435,000	4,261,520

6	Columbia Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamar Media Corp.
02/15/2028	3.750%	3,097,000	3,084,488
Netflix, Inc.
11/15/2028	5.875%	11,030,000	13,181,544
05/15/2029	6.375%	589,000	725,570
Netflix, Inc.(d)
11/15/2029	5.375%	1,999,000	2,344,242
06/15/2030	4.875%	2,682,000	3,062,618
Nexstar Broadcasting, Inc.(d)
11/01/2028	4.750%	1,490,000	1,508,113
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	2,074,000	2,139,298
10/01/2030	5.875%	1,557,000	1,635,890
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	2,098,000	1,988,039
03/15/2030	4.625%	3,133,000	2,878,437
TEGNA, Inc.(d)
03/15/2026	4.750%	1,091,000	1,126,683
Twitter, Inc.(d)
12/15/2027	3.875%	3,567,000	3,743,584
Total			55,877,367
Metals and Mining 3.9%
Alcoa Nederland Holding BV(d)
09/30/2024	6.750%	366,000	377,453
09/30/2026	7.000%	2,229,000	2,345,958
Constellium NV(d)
03/01/2025	6.625%	3,332,000	3,389,603
02/15/2026	5.875%	7,886,000	8,029,107
Constellium SE(d)
06/15/2028	5.625%	1,467,000	1,528,614
Freeport-McMoRan, Inc.
11/14/2024	4.550%	4,177,000	4,504,640
09/01/2029	5.250%	3,086,000	3,340,496
08/01/2030	4.625%	3,644,000	3,923,196
03/15/2043	5.450%	8,448,000	9,622,166
Hudbay Minerals, Inc.(d)
01/15/2025	7.625%	3,605,000	3,737,787
04/01/2029	6.125%	7,705,000	7,904,565
Novelis Corp.(d)
09/30/2026	5.875%	8,886,000	9,169,802
01/30/2030	4.750%	3,697,000	3,749,434
Total			61,622,821
Midstream 5.7%
Cheniere Energy Partners LP
10/01/2026	5.625%	2,909,000	2,984,354
Cheniere Energy, Inc.(d)
10/15/2028	4.625%	3,615,000	3,746,181
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
04/01/2044	5.600%	9,306,000	8,046,876
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	3,649,000	3,261,627
EQM Midstream Partners LP(d)
07/01/2025	6.000%	1,803,000	1,848,875
07/01/2027	6.500%	1,714,000	1,798,242
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	346,000	286,489
02/01/2028	7.750%	1,467,000	1,218,050
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	5,634,000	5,328,911
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,781,766
06/01/2026	6.000%	1,402,000	1,389,549
04/28/2027	5.625%	7,588,000	7,436,590
10/01/2030	6.375%	1,558,000	1,569,121
Rockies Express Pipeline LLC(d)
05/15/2025	3.600%	6,202,000	6,197,325
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	4,435,000	4,134,444
Sunoco LP/Finance Corp.
01/15/2023	4.875%	1,608,000	1,615,146
02/15/2026	5.500%	4,168,000	4,187,412
Tallgrass Energy Partners LP/Finance Corp.(d)
03/01/2027	6.000%	856,000	814,261
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	6,206,000	6,237,618
01/15/2028	5.000%	4,551,000	4,495,733
Targa Resources Partners LP/Finance Corp.(d)
03/01/2030	5.500%	5,319,000	5,346,250
02/01/2031	4.875%	2,599,000	2,537,838
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	4,317,375
Western Midstream Operating LP
02/01/2025	3.100%	1,889,000	1,785,514
Western Midstream Operating LP(g)
02/01/2030	5.050%	7,550,000	7,161,070
Total			89,526,617
Oil Field Services 0.6%
Apergy Corp.
05/01/2026	6.375%	2,517,000	2,406,963
Archrock Partners LP/Finance Corp.(d)
04/01/2028	6.250%	1,655,000	1,599,255
Nabors Industries Ltd.(d)
01/15/2028	7.500%	1,206,000	482,419

Columbia Income Opportunities Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	6,389,000	4,104,933
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	971,000	976,059
Total			9,569,629
Other Industry 0.2%
Booz Allen Hamilton, Inc.(d)
09/01/2028	3.875%	1,688,000	1,722,580
Hillenbrand, Inc.
06/15/2025	5.750%	723,000	770,149
Total			2,492,729
Other REIT 0.7%
Ladder Capital Finance Holdings LLLP/Corp.(d)
03/15/2022	5.250%	2,305,000	2,239,793
10/01/2025	5.250%	5,282,000	4,836,351
02/01/2027	4.250%	310,000	268,101
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	3,139,000	3,090,939
Total			10,435,184
Packaging 1.9%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
02/15/2025	6.000%	774,000	801,089
04/30/2025	5.250%	2,694,000	2,818,090
08/15/2026	4.125%	2,302,000	2,355,862
08/15/2027	5.250%	1,932,000	1,985,235
08/15/2027	5.250%	785,000	806,616
Berry Global Escrow Corp.(d)
07/15/2026	4.875%	2,207,000	2,308,824
Berry Global, Inc.
07/15/2023	5.125%	1,032,000	1,044,796
BWAY Holding Co.(d)
04/15/2024	5.500%	3,689,000	3,692,523
CANPACK SA/Eastern PA Land Investment Holding LLC(d)
11/01/2025	3.125%	1,749,000	1,774,456
Owens-Brockway Glass Container, Inc.(d)
08/15/2023	5.875%	3,526,000	3,711,617
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	7,510,000	7,895,119
Total			29,194,227
Pharmaceuticals 2.9%
Bausch Health Companies, Inc.(d)
03/15/2024	7.000%	5,656,000	5,860,449
04/15/2025	6.125%	2,344,000	2,405,147
11/01/2025	5.500%	2,427,000	2,491,575
12/15/2025	9.000%	2,385,000	2,605,600
04/01/2026	9.250%	6,499,000	7,164,778
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/2027	8.500%	3,439,000	3,757,945
01/15/2028	7.000%	606,000	642,376
01/30/2028	5.000%	1,675,000	1,654,240
02/15/2029	6.250%	3,898,000	4,016,023
01/30/2030	5.250%	1,674,000	1,649,711
Catalent Pharma Solutions, Inc.(d)
01/15/2026	4.875%	2,653,000	2,710,391
07/15/2027	5.000%	980,000	1,025,010
Emergent BioSolutions, Inc.(d)
08/15/2028	3.875%	725,000	728,673
Jaguar Holding Co. II/PPD Development LP(d)
06/15/2025	4.625%	1,497,000	1,547,553
06/15/2028	5.000%	1,376,000	1,433,385
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	6,141,000	6,504,743
Total			46,197,599
Property & Casualty 0.6%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	7,821,000	7,801,654
Lumbermens Mutual Casualty Co.(d),(h)
12/01/2097	0.000%	4,600,000	46
Subordinated
12/01/2037	0.000%	180,000	2
Lumbermens Mutual Casualty Co.(h)
Subordinated
07/01/2026	0.000%	9,865,000	99
MGIC Investment Corp.
08/15/2028	5.250%	491,000	506,944
Radian Group, Inc.
03/15/2025	6.625%	197,000	213,830
03/15/2027	4.875%	1,162,000	1,190,730
Total			9,713,305
Restaurants 1.3%
1011778 BC ULC/New Red Finance, Inc.(d)
05/15/2024	4.250%	1,991,000	2,031,767
04/15/2025	5.750%	2,674,000	2,851,429
01/15/2028	3.875%	2,764,000	2,806,501
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	6,994,612
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d)
06/01/2026	5.250%	2,000,000	2,067,111
Yum! Brands, Inc.(d)
04/01/2025	7.750%	519,000	569,993
Yum! Brands, Inc.
03/15/2031	3.625%	2,984,000	2,929,941
Total			20,251,354

8	Columbia Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.3%
Asbury Automotive Group, Inc.(d)
03/01/2028	4.500%	576,000	582,869
03/01/2030	4.750%	385,000	397,205
Burlington Coat Factory Warehouse Corp.(d)
04/15/2025	6.250%	555,000	583,125
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	1,034,000	1,035,293
L Brands, Inc.(d)
07/01/2025	6.875%	1,832,000	1,963,158
07/01/2025	9.375%	742,000	861,089
10/01/2030	6.625%	1,076,000	1,129,099
L Brands, Inc.
02/01/2028	5.250%	1,286,000	1,265,292
06/15/2029	7.500%	860,000	920,528
11/01/2035	6.875%	2,618,000	2,661,700
Penske Automotive Group, Inc.
09/01/2025	3.500%	916,000	918,621
PetSmart, Inc.(d)
06/01/2025	5.875%	7,305,000	7,468,049
Total			19,786,028
Supermarkets 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	1,564,000	1,616,055
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	7.500%	1,483,000	1,641,094
02/15/2028	5.875%	1,698,000	1,811,263
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	2,409,000	2,363,139
01/15/2027	4.625%	3,087,000	3,183,685
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	838,000	850,870
Total			11,466,106
Technology 6.0%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	4,258,000	4,309,070
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	1,027,000	1,100,267
BY Crown Parent LLC/Bond Finance, Inc.(d)
01/31/2026	4.250%	945,000	958,012
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,852,343
CDK Global, Inc.
06/01/2027	4.875%	1,771,000	1,836,706
CommScope Technologies LLC(d)
06/15/2025	6.000%	2,826,000	2,802,526
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(d)
07/01/2028	4.500%	3,104,000	3,239,458
10/01/2030	3.750%	2,970,000	3,037,499
Iron Mountain, Inc.(d)
07/15/2028	5.000%	2,132,000	2,176,427
07/15/2030	5.250%	3,840,000	3,940,936
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	4,443,000	4,504,437
Microchip Technology, Inc.(d)
09/01/2025	4.250%	2,959,000	3,067,020
MSCI, Inc.(d)
08/01/2026	4.750%	3,710,000	3,851,543
NCR Corp.(d)
04/15/2025	8.125%	2,214,000	2,434,275
10/01/2028	5.000%	5,193,000	5,167,092
10/01/2030	5.250%	2,073,000	2,058,899
Plantronics, Inc.(d)
05/31/2023	5.500%	10,627,000	10,261,662
PTC, Inc.(d)
02/15/2025	3.625%	631,000	641,092
02/15/2028	4.000%	911,000	941,937
Qualitytech LP/QTS Finance Corp.(d)
11/15/2025	4.750%	8,438,000	8,741,730
QualityTech LP/QTS Finance Corp.(d)
10/01/2028	3.875%	4,886,000	4,895,960
Refinitiv US Holdings, Inc.(d)
05/15/2026	6.250%	10,458,000	11,171,745
11/15/2026	8.250%	1,183,000	1,285,418
Sabre GLBL, Inc.(d)
04/15/2025	9.250%	797,000	882,200
09/01/2025	7.375%	3,456,000	3,521,203
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	2,899,000	2,930,263
Switch Ltd.(d)
09/15/2028	3.750%	1,017,000	1,022,255
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	1,675,000	1,753,580
Total			94,385,555
Transportation Services 0.2%
Hertz Corp. (The)(d),(h)
01/15/2028	0.000%	2,209,000	892,208
XPO Logistics, Inc.(d)
06/15/2022	6.500%	1,859,000	1,865,003
Total			2,757,211

Columbia Income Opportunities Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 4.3%
Altice France SA(d)
02/01/2027	8.125%	3,063,000	3,335,072
01/15/2028	5.500%	3,507,000	3,531,094
SBA Communications Corp.
09/01/2024	4.875%	12,540,000	12,853,201
SBA Communications Corp.(d)
02/15/2027	3.875%	3,615,000	3,674,181
Sprint Capital Corp.
11/15/2028	6.875%	6,965,000	8,812,299
Sprint Corp.
03/01/2026	7.625%	4,147,000	5,044,549
T-Mobile USA, Inc.
01/15/2026	6.500%	12,777,000	13,309,627
02/01/2026	4.500%	2,022,000	2,071,544
04/15/2027	5.375%	2,000,000	2,134,858
02/01/2028	4.750%	9,528,000	10,213,748
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	3,251,934
Total			68,232,107
Wirelines 2.7%
Cablevision Lightpath LLC(d)
09/15/2027	3.875%	1,151,000	1,142,390
09/15/2028	5.625%	1,083,000	1,094,251
CenturyLink, Inc.
06/15/2021	6.450%	1,784,000	1,826,601
12/01/2023	6.750%	4,247,000	4,642,598
04/01/2024	7.500%	10,039,000	11,065,488
CenturyLink, Inc.(d)
12/15/2026	5.125%	3,498,000	3,576,952
02/15/2027	4.000%	1,365,000	1,395,514
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	7,837,000	7,690,284
Level 3 Financing, Inc.(d)
07/01/2028	4.250%	5,396,000	5,423,751
01/15/2029	3.625%	3,809,000	3,705,757
Telecom Italia Capital SA
09/30/2034	6.000%	1,183,000	1,379,216
Total			42,942,802
Total Corporate Bonds & Notes (Cost $1,443,691,828)			1,481,048,451
Exchange-Traded Fixed Income Funds 0.9%
	Shares	Value ($)
High Yield 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF	178,000	14,930,640
Total Exchange-Traded Fixed Income Funds (Cost $14,967,430)		14,930,640

Foreign Government Obligations(i) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	3,386,000	3,296,960
Total Foreign Government Obligations (Cost $2,986,019)			3,296,960

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.3%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.647%	4,753,883	4,681,576
Food and Beverage 0.3%
BellRing Brands LLC(j),(k)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	3,632,475	3,640,648
Froneri International Ltd.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.898%	491,000	484,249
Total			4,124,897
Restaurants 0.2%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	3,708,939	3,519,375
Technology 0.6%
Ascend Learning LLC(j),(k)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	2,750,380	2,685,636

10	Columbia Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(j),(k)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.480%	2,058,822	2,020,219
Ultimate Software Group, Inc. (The)(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.898%	1,532,520	1,504,000
1-month USD LIBOR + 4.000% Floor 0.750% 05/04/2026	4.750%	2,981,000	2,960,521
Total			9,170,376
Total Senior Loans (Cost $21,773,370)			21,496,224
Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(l),(m)	38,637,861	38,633,997
Total Money Market Funds (Cost $38,634,639)		38,633,997
Total Investments in Securities (Cost: $1,525,244,433)		1,559,511,432
Other Assets & Liabilities, Net		13,501,561
Net Assets		1,573,012,993

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2020, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $977,232,776, which represents 62.12% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2020, the total value of these securities amounted to $892,355, which represents 0.06% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at October 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of October 31, 2020.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	40,340,970	151,902,618	(153,608,949)	(642)	38,633,997	(6,485)	19,203	38,637,861
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Columbia Income Opportunities Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2020 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Income Opportunities Fund | Quarterly Report 2020

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